Document and Entity Information	Jul. 05, 2022
Cover [Abstract]
Entity Registrant Name	Neenah Inc
Amendment Flag	false
Entity Central Index Key	0001296435
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jul. 05, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-32240
Entity Tax Identification Number	20-1308307
Entity Address, Address Line One	3460 Preston Ridge Road
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Alpharetta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30005
City Area Code	(678)
Local Phone Number	566-6500
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	NP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false